Retirement Benefit Obligations - Summary of Reconciliation of Actuarial Value of Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Current service cost	€ (64)	€ (62)	€ (61)
Past service credit (net)	17	78	2
Interest cost on scheme liabilities	69	60	70
Defined pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(2,999)	(3,147)
Current service cost	(64)	(62)
Past service credit (net)	17	78
Interest cost on scheme liabilities	(69)	(60)
Arising on acquisition (note 32)	(452)	(57)
Disposals	6
Remeasurement adjustments - experience variations	1	11
Remeasurement adjustments - actuarial (loss)/gain from changes in financial assumptions	120	(29)
Remeasurement adjustments - actuarial (loss)/gain from changes in demographic assumptions	26	20
Contributions paid by plan participants	(14)	(14)
Benefit and settlement payments	130	114
Translation adjustment	(39)	147
Ending balance	€ (3,337)	€ (2,999)	€ (3,147)